JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.5%
Aerospace & Defense — 1.4%
Boeing Co. (The)*	12,664	2,535,839
General Dynamics Corp.	5,311	1,126,463
HEICO Corp.	965	131,616
HEICO Corp., Class A	1,702	186,710
Howmet Aerospace, Inc.	8,807	273,810
Huntington Ingalls Industries, Inc.	919	172,037
L3Harris Technologies, Inc.	4,509	943,689
Lockheed Martin Corp.	5,639	2,194,304
Northrop Grumman Corp.	3,420	1,265,058
Raytheon Technologies Corp.	34,333	3,096,493
Textron, Inc.	5,054	343,975
TransDigm Group, Inc.*	1,195	736,347

		13,006,341

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,981	311,962
Expeditors International of Washington, Inc.	3,886	444,869
FedEx Corp.	5,595	1,375,587
United Parcel Service, Inc., Class B	16,724	3,381,760

		5,514,178

Airlines — 0.2%
Delta Air Lines, Inc.*	14,678	582,570
Southwest Airlines Co.*	13,570	607,393
United Airlines Holdings, Inc.*	7,417	318,041

		1,508,004

Auto Components — 0.2%
Aptiv plc*	6,203	847,206
Autoliv, Inc. (Sweden)	1,808	179,064
BorgWarner, Inc.	5,499	241,131
Lear Corp.	1,368	228,894

		1,496,295

Automobiles — 2.3%
Ford Motor Co.	90,033	1,827,670
General Motors Co.*	33,292	1,755,487
Lucid Group, Inc.*(a)	12,620	370,902
Tesla, Inc.*	18,647	17,467,018

		21,421,077

Banks — 4.0%
Bank of America Corp.	165,184	7,621,590
Citigroup, Inc.	45,519	2,964,197
Citizens Financial Group, Inc.	9,783	503,531
Comerica, Inc.	3,005	278,804
East West Bancorp, Inc.	3,250	280,605
Fifth Third Bancorp	15,672	699,441
First Republic Bank	4,113	713,976
Huntington Bancshares, Inc.	33,180	499,691
JPMorgan Chase & Co.(b)	67,785	10,072,851
KeyCorp	21,350	535,031
M&T Bank Corp.	2,954	500,348
PNC Financial Services Group, Inc. (The)	9,686	1,995,219
Regions Financial Corp.	21,854	501,331
Signature Bank	1,389	423,131
SVB Financial Group*	1,349	787,681
Truist Financial Corp.	30,625	1,923,862
US Bancorp	30,946	1,800,748
Wells Fargo & Co.	91,447	4,919,849
Zions Bancorp NA	3,596	243,881

		37,265,767

Beverages — 1.5%
Brown-Forman Corp., Class A	1,290	80,806
Brown-Forman Corp., Class B	4,184	282,127
Coca-Cola Co. (The)	89,159	5,439,590
Constellation Brands, Inc., Class A	3,757	893,227
Keurig Dr Pepper, Inc.	16,916	641,962
Molson Coors Beverage Co., Class B	4,324	206,082
Monster Beverage Corp.*	8,626	748,047
PepsiCo, Inc.	31,703	5,501,104

		13,792,945

Biotechnology — 1.9%
AbbVie, Inc.	40,548	5,550,616
Alnylam Pharmaceuticals, Inc.*	2,744	377,575
Amgen, Inc.	12,910	2,932,378
Biogen, Inc.*	3,376	762,976
BioMarin Pharmaceutical, Inc.*	4,202	372,423
Exact Sciences Corp.*	3,947	301,393
Gilead Sciences, Inc.	28,780	1,976,610
Horizon Therapeutics plc*	5,209	486,156
Incyte Corp.*	4,311	320,437
Moderna, Inc.*	8,083	1,368,694
Neurocrine Biosciences, Inc.*	2,164	170,999
Regeneron Pharmaceuticals, Inc.*	2,434	1,481,308
Seagen, Inc.*	3,053	410,659
Vertex Pharmaceuticals, Inc.*	5,821	1,414,794

		17,927,018

Building Products — 0.5%
Allegion plc	2,058	252,578
Carrier Global Corp.	19,882	947,974
Fortune Brands Home & Security, Inc.	3,123	294,093
Johnson Controls International plc	16,256	1,181,324
Lennox International, Inc.	764	216,686
Masco Corp.	5,588	353,888
Owens Corning	2,303	204,276
Trane Technologies plc	5,453	943,914

		4,394,733

Capital Markets — 3.2%
Ameriprise Financial, Inc.	2,562	779,642
Bank of New York Mellon Corp. (The)	17,424	1,032,546
BlackRock, Inc.	3,268	2,689,368
Blackstone, Inc.	15,759	2,079,715
Carlyle Group, Inc. (The)	3,191	162,901
Charles Schwab Corp. (The)	34,493	3,025,036
CME Group, Inc.	8,244	1,891,998
Coinbase Global, Inc., Class A*	678	128,922
FactSet Research Systems, Inc.	869	366,622
Franklin Resources, Inc.	6,442	205,951
Goldman Sachs Group, Inc. (The)	7,786	2,761,538
Intercontinental Exchange, Inc.	12,913	1,635,561
Invesco Ltd.	7,824	177,292
Jefferies Financial Group, Inc.	4,513	165,356
KKR & Co., Inc.	13,428	955,536
MarketAxess Holdings, Inc.	877	302,109
Moody’s Corp.	3,705	1,270,815
Morgan Stanley	32,932	3,376,847
MSCI, Inc.	1,885	1,010,586
Nasdaq, Inc.	2,691	482,254
Northern Trust Corp.	4,768	556,140

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Raymond James Financial, Inc.	4,235	448,359
S&P Global, Inc.	5,525	2,294,091
SEI Investments Co.	2,440	143,008
State Street Corp.	8,395	793,328
T. Rowe Price Group, Inc.	5,143	794,234

		29,529,755

Chemicals — 1.6%
Air Products and Chemicals, Inc.	5,073	1,431,195
Albemarle Corp.	2,690	593,791
Celanese Corp.	2,499	389,119
CF Industries Holdings, Inc.	4,908	338,014
Corteva, Inc.	16,719	803,849
Dow, Inc.	16,963	1,013,200
DuPont de Nemours, Inc.	11,886	910,468
Eastman Chemical Co.	3,073	365,472
Ecolab, Inc.	5,719	1,083,464
FMC Corp.	2,914	321,618
International Flavors & Fragrances, Inc.	5,827	768,698
Linde plc (United Kingdom)	11,749	3,744,171
LyondellBasell Industries NV, Class A	6,022	582,508
Mosaic Co. (The)	8,494	339,335
PPG Industries, Inc.	5,450	851,290
Sherwin-Williams Co. (The)	5,529	1,584,114
Westlake Chemical Corp.	755	74,481

		15,194,787

Commercial Services & Supplies — 0.4%
Cintas Corp.	2,021	791,282
Copart, Inc.*	4,886	631,515
Republic Services, Inc.	4,801	612,896
Rollins, Inc.	5,199	160,389
Waste Management, Inc.	8,815	1,326,129

		3,522,211

Communications Equipment — 0.8%
Arista Networks, Inc.*	5,134	638,207
Cisco Systems, Inc.	96,730	5,384,959
F5, Inc.*	1,382	286,931
Juniper Networks, Inc.	7,469	260,071
Motorola Solutions, Inc.	3,876	898,999

		7,469,167

Construction & Engineering — 0.0%(c)
Quanta Services, Inc.	3,262	335,073

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,425	554,496
Vulcan Materials Co.	3,037	577,971

		1,132,467

Consumer Finance — 0.6%
Ally Financial, Inc.	7,953	379,517
American Express Co.	14,394	2,588,329
Capital One Financial Corp.	9,771	1,433,699
Discover Financial Services	6,714	777,145
SoFi Technologies, Inc.*	14,814	184,879
Synchrony Financial	12,557	534,803
Upstart Holdings, Inc.*	1,130	123,181

		6,021,553

Containers & Packaging — 0.3%
Amcor plc	35,176	422,464
Avery Dennison Corp.	1,892	388,654
Ball Corp.	7,419	720,385
Crown Holdings, Inc.	2,937	335,993
International Paper Co.	8,888	428,846
Packaging Corp. of America	2,167	326,415
Sealed Air Corp.	3,402	231,064
Westrock Co.	6,130	282,961

		3,136,782

Distributors — 0.1%
Genuine Parts Co.	3,261	434,463
LKQ Corp.	6,154	337,793
Pool Corp.	919	437,674

		1,209,930

Diversified Financial Services — 1.5%
Apollo Global Management, Inc.	8,474	593,180
Berkshire Hathaway, Inc., Class B*	41,996	13,145,588
Equitable Holdings, Inc.	8,641	290,683
Voya Financial, Inc.	2,543	172,822

		14,202,273

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	163,787	4,176,568
Lumen Technologies, Inc.	21,130	261,167
Verizon Communications, Inc.	94,970	5,055,253

		9,492,988

Electric Utilities — 1.6%
Alliant Energy Corp.	5,741	343,656
American Electric Power Co., Inc.	11,542	1,043,397
Avangrid, Inc.	1,599	74,705
Duke Energy Corp.	17,643	1,853,574
Edison International	8,713	547,089
Entergy Corp.	4,607	514,924
Evergy, Inc.	5,260	341,690
Eversource Energy	7,876	704,823
Exelon Corp.	22,440	1,300,398
FirstEnergy Corp.	12,475	523,451
NextEra Energy, Inc.	44,993	3,514,853
NRG Energy, Inc.	5,604	223,768
PG&E Corp.*	34,606	442,611
Pinnacle West Capital Corp.	2,581	179,663
PPL Corp.	17,215	510,941
Southern Co. (The)	24,305	1,688,955
Xcel Energy, Inc.	12,357	860,789

		14,669,287

Electrical Equipment — 0.6%
AMETEK, Inc.	5,302	725,155
Eaton Corp. plc	9,144	1,448,684
Emerson Electric Co.	13,715	1,261,094
Generac Holdings, Inc.*	1,440	406,627
Hubbell, Inc.	1,238	231,865
Plug Power, Inc.*	11,899	260,231
Rockwell Automation, Inc.	2,669	771,928
Sensata Technologies Holding plc*	3,638	208,676

		5,314,260

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	13,719	1,091,895
CDW Corp.	3,122	590,214
Cognex Corp.	4,062	269,960
Corning, Inc.	17,619	740,703
Flex Ltd.*	10,792	174,615
IPG Photonics Corp.*	829	128,056
Keysight Technologies, Inc.*	4,215	711,576
TE Connectivity Ltd.	7,492	1,071,431

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Teledyne Technologies, Inc.*	1,078	454,301
Trimble, Inc.*	5,754	415,209
Zebra Technologies Corp., Class A*	1,218	620,108

		6,268,068

Energy Equipment & Services — 0.3%
Baker Hughes Co.	20,036	549,788
Halliburton Co.	20,539	631,369
Schlumberger NV	32,161	1,256,530

		2,437,687

Entertainment — 1.5%
Activision Blizzard, Inc.	17,865	1,411,514
AMC Entertainment Holdings, Inc., Class A*(a)	11,778	189,155
Electronic Arts, Inc.	6,479	859,504
Live Nation Entertainment, Inc.*	3,086	337,948
Netflix, Inc.*	10,152	4,336,325
Playtika Holding Corp.*	2,343	39,901
Roku, Inc.*	2,705	443,755
Take-Two Interactive Software, Inc.*	2,632	429,911
Walt Disney Co. (The)*	41,679	5,958,847

		14,006,860

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	3,232	629,723
American Tower Corp.	10,455	2,629,432
AvalonBay Communities, Inc.	3,205	782,757
Boston Properties, Inc.	3,255	364,820
Camden Property Trust	2,339	374,451
Crown Castle International Corp.	9,907	1,808,127
Digital Realty Trust, Inc.	6,499	969,846
Duke Realty Corp.	8,732	504,535
Equinix, Inc.	2,065	1,496,918
Equity LifeStyle Properties, Inc.	3,918	306,740
Equity Residential	7,823	694,135
Essex Property Trust, Inc.	1,481	492,432
Extra Space Storage, Inc.	3,062	606,858
Federal Realty Investment Trust	1,606	204,749
Healthpeak Properties, Inc.	12,365	437,350
Host Hotels & Resorts, Inc.*	16,366	283,786
Invitation Homes, Inc.	13,693	574,832
Iron Mountain, Inc.	6,641	304,955
Kimco Realty Corp.	14,145	343,158
Mid-America Apartment Communities, Inc.	2,629	543,362
Prologis, Inc.	16,957	2,659,197
Public Storage	3,493	1,252,345
Realty Income Corp.	12,985	901,289
Regency Centers Corp.	3,524	252,847
SBA Communications Corp.	2,498	812,949
Simon Property Group, Inc.	7,539	1,109,741
Sun Communities, Inc.	2,669	504,334
UDR, Inc.	6,664	378,782
Ventas, Inc.	9,156	485,451
VICI Properties, Inc.(a)	14,426	412,872
Vornado Realty Trust	3,649	149,645
Welltower, Inc.	9,993	865,694
Weyerhaeuser Co.	17,180	694,587
WP Carey, Inc.	4,281	332,206

		25,164,905

Food & Staples Retailing — 1.3%
Albertsons Cos., Inc., Class A	2,254	63,450
Costco Wholesale Corp.	10,128	5,115,956
Kroger Co. (The)	15,527	676,822
Sysco Corp.	11,751	918,341
Walgreens Boots Alliance, Inc.	16,480	820,045
Walmart, Inc.	32,609	4,559,064

		12,153,678

Food Products — 0.9%
Archer-Daniels-Midland Co.	12,831	962,325
Bunge Ltd.	3,221	318,428
Campbell Soup Co.	4,636	204,540
Conagra Brands, Inc.	11,002	382,430
General Mills, Inc.	13,900	954,652
Hershey Co. (The)	3,345	659,199
Hormel Foods Corp.	6,465	306,894
JM Smucker Co. (The)	2,489	349,904
Kellogg Co.	5,877	370,251
Kraft Heinz Co. (The)	16,282	582,896
Lamb Weston Holdings, Inc.	3,359	215,681
McCormick & Co., Inc. (Non-Voting)	5,720	573,773
Mondelez International, Inc., Class A	32,003	2,145,161
Tyson Foods, Inc., Class A	6,750	613,507

		8,639,641

Gas Utilities — 0.1%
Atmos Energy Corp.	3,031	324,984
UGI Corp.	4,797	217,544

		542,528

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	40,557	5,169,395
ABIOMED, Inc.*	1,054	311,847
Align Technology, Inc.*	1,674	828,563
Baxter International, Inc.	11,481	980,937
Becton Dickinson and Co.	6,593	1,675,545
Boston Scientific Corp.*	32,691	1,402,444
Cooper Cos., Inc. (The)	1,132	450,876
Dentsply Sirona, Inc.	5,017	268,008
Dexcom, Inc.*	2,230	959,970
Edwards Lifesciences Corp.*	14,308	1,562,434
Hologic, Inc.*	5,805	407,743
IDEXX Laboratories, Inc.*	1,934	981,118
Insulet Corp.*	1,584	392,832
Intuitive Surgical, Inc.*	8,194	2,328,571
Medtronic plc	30,874	3,195,150
Novocure Ltd.*	2,049	140,664
ResMed, Inc.	3,352	766,267
STERIS plc	2,294	514,774
Stryker Corp.	7,710	1,912,465
Teleflex, Inc.	1,082	335,626
Zimmer Biomet Holdings, Inc.	4,793	589,635

		25,174,864

Health Care Providers & Services — 2.7%
agilon health, Inc.*	1,090	18,072
AmerisourceBergen Corp.	3,432	467,438
Anthem, Inc.	5,560	2,451,904
Cardinal Health, Inc.	6,458	333,039
Centene Corp.*	13,374	1,039,962
Cigna Corp.	7,597	1,750,805
CVS Health Corp.	30,273	3,224,377
DaVita, Inc.*	1,484	160,821
HCA Healthcare, Inc.	5,493	1,318,595
Henry Schein, Inc.*	3,183	239,680
Humana, Inc.	2,951	1,158,268

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Laboratory Corp. of America Holdings*	2,205	598,349
McKesson Corp.	3,495	897,236
Molina Healthcare, Inc.*	1,343	390,115
Oak Street Health, Inc.*(a)	3,205	55,703
Quest Diagnostics, Inc.	2,807	379,001
UnitedHealth Group, Inc.	21,596	10,205,622
Universal Health Services, Inc., Class B	1,670	217,200

		24,906,187

Health Care Technology — 0.2%
Cerner Corp.	6,738	614,506
Teladoc Health, Inc.*	3,671	281,602
Veeva Systems, Inc., Class A*	3,183	752,907

		1,649,015

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A*	7,961	1,225,755
Aramark	5,864	201,077
Booking Holdings, Inc.*	939	2,306,306
Caesars Entertainment, Inc.*	4,894	372,629
Carnival Corp.*(a)	18,462	365,732
Chipotle Mexican Grill, Inc.*	650	965,627
Darden Restaurants, Inc.	2,977	416,393
Domino’s Pizza, Inc.	843	383,270
DraftKings, Inc., Class A*(a)	7,636	168,679
Expedia Group, Inc.*	3,358	615,488
Hilton Worldwide Holdings, Inc.*	6,395	927,978
Las Vegas Sands Corp.*	7,876	344,969
Marriott International, Inc., Class A*	6,266	1,009,578
McDonald’s Corp.	17,143	4,447,751
MGM Resorts International	8,928	381,404
Royal Caribbean Cruises Ltd.*	5,132	399,321
Starbucks Corp.	27,061	2,660,637
Vail Resorts, Inc.	927	256,872
Wynn Resorts Ltd.*	2,402	205,251
Yum! Brands, Inc.	6,715	840,517

		18,495,234

Household Durables — 0.3%
DR Horton, Inc.	7,484	667,723
Garmin Ltd.	3,480	432,982
Lennar Corp., Class A	6,230	598,765
Lennar Corp., Class B	341	27,529
Mohawk Industries, Inc.*	1,247	196,864
Newell Brands, Inc.	8,686	201,602
NVR, Inc.*	68	362,251
PulteGroup, Inc.	5,799	305,549
Whirlpool Corp.	1,391	292,374

		3,085,639

Household Products — 1.3%
Church & Dwight Co., Inc.	5,590	573,814
Clorox Co. (The)	2,811	471,854
Colgate-Palmolive Co.	19,323	1,593,181
Kimberly-Clark Corp.	7,730	1,064,035
Procter & Gamble Co. (The)	55,498	8,904,654

		12,607,538

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	15,298	339,310
Vistra Corp.	11,062	241,262

		580,572

Industrial Conglomerates — 0.9%
3M Co.	13,224	2,195,448
General Electric Co.	25,188	2,379,762
Honeywell International, Inc.	15,791	3,228,944
Roper Technologies, Inc.	2,430	1,062,299

		8,866,453

Insurance — 2.0%
Aflac, Inc.	13,961	877,030
Alleghany Corp.*	306	203,184
Allstate Corp. (The)	6,582	794,250
American Financial Group, Inc.	1,526	198,807
American International Group, Inc.	19,041	1,099,618
Aon plc, Class A	5,052	1,396,575
Arch Capital Group Ltd.*	8,864	410,580
Arthur J Gallagher & Co.	4,760	751,794
Brown & Brown, Inc.	5,366	355,658
Chubb Ltd.	9,877	1,948,535
Cincinnati Financial Corp.	3,437	404,982
Everest Re Group Ltd.	904	256,194
Fidelity National Financial, Inc.	6,515	328,030
Globe Life, Inc.	2,124	217,285
Hartford Financial Services Group, Inc. (The)	7,805	560,945
Lincoln National Corp.	3,896	272,642
Loews Corp.	4,595	274,138
Markel Corp.*	305	375,986
Marsh & McLennan Cos., Inc.	11,591	1,780,841
MetLife, Inc.	16,409	1,100,388
Principal Financial Group, Inc.	5,661	413,593
Progressive Corp. (The)	13,429	1,459,195
Prudential Financial, Inc.	8,673	967,647
Reinsurance Group of America, Inc.	1,556	178,675
Travelers Cos., Inc. (The)	5,651	939,083
Willis Towers Watson plc	2,847	666,084
WR Berkley Corp.	3,201	270,485

		18,502,224

Interactive Media & Services — 6.0%
Alphabet, Inc., Class A*	6,897	18,663,765
Alphabet, Inc., Class C*	6,413	17,404,690
InterActiveCorp.*	1,913	261,201
Match Group, Inc.*	6,485	730,859
Meta Platforms, Inc., Class A*	54,275	17,002,186
Pinterest, Inc., Class A*	12,898	381,265
Snap, Inc., Class A*	24,556	799,052
Twitter, Inc.*	18,339	687,896

		55,930,914

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.*	10,011	29,947,606
DoorDash, Inc., Class A*	3,711	421,161
eBay, Inc.	14,366	862,966
Etsy, Inc.*	2,915	457,888
MercadoLibre, Inc. (Argentina)*	1,073	1,214,700
Wayfair, Inc., Class A*(a)	1,793	279,565

		33,183,886

IT Services — 5.0%
Accenture plc, Class A	14,482	5,120,546
Affirm Holdings, Inc.*	3,362	215,403
Akamai Technologies, Inc.*	3,721	426,241
Automatic Data Processing, Inc.	9,661	1,991,808
Block, Inc., Class A*	11,301	1,381,999
Broadridge Financial Solutions, Inc.	2,681	426,869

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Cloudflare, Inc., Class A*	6,272	604,621
Cognizant Technology Solutions Corp., Class A	12,057	1,029,909
DXC Technology Co.*	5,780	173,862
EPAM Systems, Inc.*	1,308	622,791
Fidelity National Information Services, Inc.	13,967	1,674,923
Fiserv, Inc.*	13,617	1,439,317
FleetCor Technologies, Inc.*	1,859	442,925
Gartner, Inc.*	1,881	552,807
Global Payments, Inc.	6,654	997,302
GoDaddy, Inc., Class A*	3,820	289,212
International Business Machines Corp.	20,574	2,748,069
Jack Henry & Associates, Inc.	1,689	283,431
Mastercard, Inc., Class A	19,900	7,688,962
MongoDB, Inc.*	1,526	618,198
Okta, Inc.*	3,391	671,045
Paychex, Inc.	7,358	866,478
PayPal Holdings, Inc.*	26,957	4,634,987
Snowflake, Inc., Class A*	5,310	1,465,029
Twilio, Inc., Class A*	3,867	797,066
VeriSign, Inc.*	2,224	483,008
Visa, Inc., Class A	38,466	8,699,855
Western Union Co. (The)	9,215	174,256

		46,520,919

Leisure Products — 0.0%(c)
Hasbro, Inc.	2,975	275,128
Peloton Interactive, Inc., Class A*	6,840	186,937

		462,065

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	6,936	966,324
Avantor, Inc.*	13,978	521,799
Bio-Rad Laboratories, Inc., Class A*	492	295,067
Bio-Techne Corp.	903	339,898
Charles River Laboratories International, Inc.*	1,156	381,203
Danaher Corp.	14,594	4,170,819
Illumina, Inc.*	3,593	1,253,310
IQVIA Holdings, Inc.*	4,379	1,072,417
Mettler-Toledo International, Inc.*	520	765,794
PerkinElmer, Inc.	2,903	499,809
Thermo Fisher Scientific, Inc.	9,028	5,247,976
Waters Corp.*	1,397	447,208
West Pharmaceutical Services, Inc.	1,690	664,542

		16,626,166

Machinery — 1.5%
Caterpillar, Inc.	12,403	2,499,949
Cummins, Inc.	3,273	722,940
Deere & Co.	6,466	2,433,802
Donaldson Co., Inc.	2,826	157,295
Dover Corp.	3,293	559,514
Fortive Corp.	8,227	580,333
IDEX Corp.	1,753	377,666
Illinois Tool Works, Inc.	6,561	1,534,749
Ingersoll Rand, Inc.	9,353	525,732
Otis Worldwide Corp.	9,730	831,234
PACCAR, Inc.	7,968	740,944
Parker-Hannifin Corp.	2,963	918,560
Pentair plc	3,805	242,378
Snap-on, Inc.	1,224	254,898
Stanley Black & Decker, Inc.	3,732	651,794
Westinghouse Air Brake Technologies Corp.	4,292	381,559
Xylem, Inc.	4,135	434,258

		13,847,605

Media — 1.1%
Charter Communications, Inc., Class A*	2,829	1,678,559
Comcast Corp., Class A	104,588	5,228,354
Discovery, Inc., Class A*(a)	3,882	108,347
Discovery, Inc., Class C*(a)	6,957	190,274
DISH Network Corp., Class A*	5,727	179,828
Fox Corp., Class A	7,346	298,321
Fox Corp., Class B	3,379	125,631
Interpublic Group of Cos., Inc. (The)	9,021	320,606
Liberty Broadband Corp., Class A*	528	77,273
Liberty Broadband Corp., Class C*	3,241	480,997
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,812	83,805
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,667	170,625
News Corp., Class A	9,007	200,316
News Corp., Class B	2,789	62,027
Omnicom Group, Inc.	4,869	366,928
Sirius XM Holdings, Inc.(a)	21,096	134,171
ViacomCBS, Inc.	13,921	465,657
ViacomCBS, Inc., Class A	208	7,609

		10,179,328

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	33,680	1,253,570
Newmont Corp.	18,294	1,119,044
Nucor Corp.	6,564	665,589
Southern Copper Corp. (Peru)	1,939	123,883
Steel Dynamics, Inc.	4,327	240,235

		3,402,321

Mortgage Real Estate Investment Trusts (REITs) — 0.0%(c)
AGNC Investment Corp.	12,050	179,425
Annaly Capital Management, Inc.	33,256	262,722

		442,147

Multiline Retail — 0.5%
Dollar General Corp.	5,343	1,113,909
Dollar Tree, Inc.*	5,147	675,389
Target Corp.	11,197	2,468,155

		4,257,453

Multi-Utilities — 0.7%
Ameren Corp.	5,913	524,719
CenterPoint Energy, Inc.	14,425	409,093
CMS Energy Corp.	6,644	427,741
Consolidated Edison, Inc.	8,104	700,591
Dominion Energy, Inc.	18,574	1,498,179
DTE Energy Co.	4,434	533,986
NiSource, Inc.	9,000	262,620
Public Service Enterprise Group, Inc.	11,607	772,214
Sempra Energy	7,325	1,012,022
WEC Energy Group, Inc.	7,244	702,958

		6,844,123

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	5,418	606,274
Chevron Corp.	44,214	5,806,625
ConocoPhillips	30,250	2,680,755
Continental Resources, Inc.	1,345	69,859

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Coterra Energy, Inc.	18,650	408,435
Devon Energy Corp.	14,440	730,231
Diamondback Energy, Inc.	3,905	492,655
EOG Resources, Inc.	13,429	1,497,065
Exxon Mobil Corp.	97,105	7,376,096
Hess Corp.	6,332	584,380
Kinder Morgan, Inc.	44,720	776,339
Marathon Petroleum Corp.	14,128	1,013,684
Occidental Petroleum Corp.	20,355	766,773
ONEOK, Inc.	10,236	621,121
Phillips 66	10,053	852,394
Pioneer Natural Resources Co.	5,214	1,141,292
Texas Pacific Land Corp.	151	162,325
Valero Energy Corp.	9,379	778,176
Williams Cos., Inc. (The)	27,876	834,607

		27,199,086

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	5,310	1,655,605
Olaplex Holdings, Inc.*	1,632	35,643

		1,691,248

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	50,905	3,303,225
Catalent, Inc.*	3,923	407,717
Elanco Animal Health, Inc.*	10,843	282,352
Eli Lilly & Co.	18,199	4,465,853
Jazz Pharmaceuticals plc*	1,406	195,308
Johnson & Johnson	60,391	10,404,765
Merck & Co., Inc.	57,938	4,720,788
Pfizer, Inc.	128,738	6,783,205
Royalty Pharma plc, Class A	8,184	327,442
Viatris, Inc.	27,714	414,879
Zoetis, Inc.	10,843	2,166,323

		33,471,857

Professional Services — 0.5%
Clarivate plc*	8,507	140,025
CoStar Group, Inc.*	9,069	636,281
Dun & Bradstreet Holdings, Inc.*	3,459	69,387
Equifax, Inc.	2,793	669,650
IHS Markit Ltd.	9,149	1,068,512
Jacobs Engineering Group, Inc.	2,988	388,978
Leidos Holdings, Inc.	3,218	287,850
Nielsen Holdings plc	8,231	155,237
TransUnion	4,390	452,697
Verisk Analytics, Inc.	3,693	724,308

		4,592,925

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	7,664	776,670
Opendoor Technologies, Inc.*	8,860	87,980
Zillow Group, Inc., Class A*	852	42,480
Zillow Group, Inc., Class C*	3,906	197,175

		1,104,305

Road & Rail — 1.0%
CSX Corp.	50,870	1,740,772
JB Hunt Transport Services, Inc.	1,917	369,099
Lyft, Inc., Class A*	6,789	261,512
Norfolk Southern Corp.	5,573	1,515,800
Old Dominion Freight Line, Inc.	2,129	642,809
Uber Technologies, Inc.*	38,268	1,431,223
Union Pacific Corp.	14,737	3,603,934
XPO Logistics, Inc.*	2,266	149,941

		9,715,090

Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.*	27,700	3,164,725
Analog Devices, Inc.	12,331	2,021,914
Applied Materials, Inc.	20,700	2,860,326
Broadcom, Inc.	9,436	5,528,364
Enphase Energy, Inc.*	3,083	433,069
Entegris, Inc.	3,118	373,661
Intel Corp.	93,277	4,553,783
KLA Corp.	3,473	1,351,935
Lam Research Corp.	3,227	1,903,672
Marvell Technology, Inc.	18,880	1,348,032
Microchip Technology, Inc.	12,737	986,863
Micron Technology, Inc.	25,657	2,110,801
Monolithic Power Systems, Inc.	986	397,289
NVIDIA Corp.	57,333	14,038,558
NXP Semiconductors NV (China)	6,108	1,254,827
ON Semiconductor Corp.*	9,879	582,861
Qorvo, Inc.*	2,527	346,907
QUALCOMM, Inc.	25,685	4,514,396
Skyworks Solutions, Inc.	3,775	553,113
SolarEdge Technologies, Inc.*	1,199	285,626
Teradyne, Inc.	3,731	438,131
Texas Instruments, Inc.	21,171	3,799,983
Xilinx, Inc.	5,690	1,101,299

		53,950,135

Software — 9.8%
Adobe, Inc.*	10,921	5,835,090
ANSYS, Inc.*	2,007	682,400
AppLovin Corp., Class A*	630	40,585
Autodesk, Inc.*	5,042	1,259,441
Bentley Systems, Inc., Class B	4,213	169,236
Bill.com Holdings, Inc.*	2,090	393,359
Cadence Design Systems, Inc.*	6,362	967,915
Ceridian HCM Holding, Inc.*	3,132	237,468
Citrix Systems, Inc.	2,849	290,427
Coupa Software, Inc.*	1,689	226,782
Crowdstrike Holdings, Inc., Class A*	4,730	854,427
Datadog, Inc., Class A*	5,905	862,779
DocuSign, Inc.*	4,519	568,355
Dynatrace, Inc.*	4,519	247,912
Fortinet, Inc.*	3,122	927,983
HubSpot, Inc.*	1,018	497,598
Intuit, Inc.	6,487	3,601,777
Microsoft Corp.	172,210	53,553,866
NortonLifeLock, Inc.	13,338	346,921
Oracle Corp.	36,982	3,001,459
Palantir Technologies, Inc., Class A*	36,725	503,500
Palo Alto Networks, Inc.*	2,252	1,165,185
Paycom Software, Inc.*	1,108	371,512
Paylocity Holding Corp.*	909	185,418
PTC, Inc.*	2,433	282,861
RingCentral, Inc., Class A*	1,878	331,448
salesforce.com, Inc.*	22,454	5,223,474
ServiceNow, Inc.*	4,566	2,674,671
Splunk, Inc.*	3,701	458,628
SS&C Technologies Holdings, Inc.	5,070	404,941
Synopsys, Inc.*	3,492	1,084,266
Trade Desk, Inc. (The), Class A*	10,010	696,095
Tyler Technologies, Inc.*	937	443,951

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

UiPath, Inc., Class A*	5,935	216,806
Unity Software, Inc.*	3,673	386,216
VMware, Inc., Class A	4,616	593,064
Workday, Inc., Class A*	4,378	1,107,678
Zoom Video Communications, Inc., Class A*	4,977	767,852
Zscaler, Inc.*	1,816	466,912

		91,930,258

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	1,438	332,911
AutoZone, Inc.*	479	951,462
Bath & Body Works, Inc.	6,053	339,392
Best Buy Co., Inc.	5,074	503,747
Burlington Stores, Inc.*	1,538	364,398
CarMax, Inc.*	3,713	412,774
Carvana Co.*	1,973	319,745
Home Depot, Inc. (The)	24,214	8,886,054
Lowe’s Cos., Inc.	15,874	3,767,694
O’Reilly Automotive, Inc.*	1,551	1,010,864
Ross Stores, Inc.	8,160	797,640
TJX Cos., Inc. (The)	27,572	1,984,357
Tractor Supply Co.	2,601	567,824
Ulta Beauty, Inc.*	1,237	449,946

		20,688,808

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	357,495	62,482,976
Dell Technologies, Inc., Class C*	6,668	378,809
Hewlett Packard Enterprise Co.	30,002	489,933
HP, Inc.	26,425	970,590
NetApp, Inc.	5,120	442,931
Seagate Technology Holdings plc	4,686	502,105
Western Digital Corp.*	7,143	369,579

		65,636,923

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	2,713	905,491
NIKE, Inc., Class B	29,309	4,339,783
Tapestry, Inc.	6,321	239,882
Under Armour, Inc., Class A*	4,329	81,515
Under Armour, Inc., Class C*	4,921	78,687
VF Corp.	7,486	488,162

		6,133,520

Tobacco — 0.6%
Altria Group, Inc.	42,135	2,143,829
Philip Morris International, Inc.	35,711	3,672,876

		5,816,705

Trading Companies & Distributors — 0.2%
Fastenal Co.	13,202	748,289
United Rentals, Inc.*	1,655	529,799
Watsco, Inc.	750	211,920
WW Grainger, Inc.	985	487,683

		1,977,691

Water Utilities — 0.1%
American Water Works Co., Inc.	4,160	668,928

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	13,470	1,457,050

TOTAL COMMON STOCKS (Cost $822,388,225)		928,369,440

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) (Cost $3,736,080)	3,736,080	3,736,080

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) (Cost $2,097,184)	2,097,184	2,097,184

TOTAL SHORT-TERM INVESTMENTS (COST $5,833,264)		5,833,264

Total Investments — 100.1% (Cost $828,221,489)		934,202,704
Liabilities in Excess of Other Assets — (0.1)%		(1,009,832)

Net Assets — 100.0%		933,192,872

Percentages indicated are based on net assets.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $2,138,293.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	20	03/2022	USD	4,502,750	(160,366)

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$934,202,704	$—	$—	$934,202,704

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(160,366)	$—	$—	$(160,366)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co.(a)	$9,582,475	$2,230,604	$377,621	$(30,497)	$(1,332,110)	$10,072,851	67,785	$61,865	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	2,841,848	8,181,429	7,287,197	—	—	3,736,080	3,736,080	249	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	561,034	5,844,453	4,308,303	—	—	2,097,184	2,097,184	71	—

Total	$12,985,357	$16,256,486	$11,973,121	$(30,497)	$(1,332,110)	$15,906,115		$62,185	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.